INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2018
INCOME TAX EXPENSE
INCOME TAX EXPENSE

NOTE 8 — INCOME TAX EXPENSE

During the year ended 31 December 2018 the Company recognized income tax expense of $17.5 million on a pre-tax loss of $10.6 million, representing (164)% of pre-tax loss.  In connection with the equity raise to fund the Eagle Ford acquisition, the Company had a greater than 50% ownership change pursuant to Section 382 of the Internal Revenue Code (“IRC §382”).  As a result of the ownership change, the Company’s ability to use pre-change net operating losses (“NOLs”) and credits against post-change taxable income is limited to an annual amount plus any built-in gains recognized within five years of the ownership change.  The Company’s use of pre-change losses will be limited to approximately $39.5 million.  Accordingly, the Company has reduced its available US NOLs by $208.5 million of existing deferred tax assets.

The Company completed a restructuring of its US subsidiaries during the year ended 31 December 2018.  The restructuring resulted in recognized tax losses under Australian tax law of $122.9 million creating loss carryover available to offset future income.  As the Company does not believe it is probable that these carryovers will be utilized in the future, it has not recognized them in its deferred tax assets.  Additionally, the restructuring resulted in a deemed payment of interest from the US subsidiaries to the Company of $20.7 million which required the Company to pay a $2.3 million withholding tax.

The following is a summary of 2018, 2017 and 2016 income tax expense (benefit):

	2018	2017	2016
Year ended 31 December	US$’000	US$’00	US$’000
a) The components of income tax expense (benefit) comprise:
Current tax expense (benefit)	2,301	(4,688)	1,563
Deferred tax expense	15,189	2,815	142
Total income tax expense (benefit)	17,490	(1,873)	1,705

b) The prima facie tax on loss from ordinary activities before income tax is reconciled to the income tax as follows:

Loss before income tax	(10,649)	(24,308)	(43,989)

Prima facie tax expense (benefit) at the Group’s statutory income tax rate of 30%	(3,195)	(7,293)	(13,197)

Resulting from:

- Change in US Federal tax rate	—	18,821	—
- Difference of tax rate in US controlled entities	3,182	(53)	(2,161)
- Impact of direct accounting from US controlled entities	—	(8)	(98)
- Share-based compensation	205	781	539
- Other allowable items	1,409	(83)	314
- US withholding tax net of foreign tax credit	2,301	—	—
- Deemed interest payment due to US restructuring	(6,214)	—	—
- Refundable AMT Credits	—	(4,688)	—
- Change in recognised tax assets	—	9,471	16,308
- Change in recognised tax assets due to IRC Section 382 Limitation	19,802	—	—
- Change in recognised tax assets due to Tax Reform	—	(18,821)	—
Total income tax expense (benefit)	17,490	(1,873)	1,705

c) Unused tax losses and temporary differences for which no deferred tax asset has been recognised at 30%	47,245	36,672	46,022

d) Deferred tax charged directly to equity:
- Equity raising costs	—	821	(986)
- Currency translation adjustment	—	(952)	73